Schedule of Share-based Compensation and Assumptions as of January 4, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 1		2.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 2		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 3		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 4		206.87%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 5		$ 0.13
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 6		113,292
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 1	2.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 2	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 3	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 4	206.87%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 5	0.13
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 6	$ 113,292